Financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 71,216,564	₩ 61,508,281	₩ 68,161,348
Debt securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		65,472,092	55,159,304
Government
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		6,392,302	5,961,610
Financial institutions
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		12,590,217	11,788,689
Corporation
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		10,949,245	7,826,772
Stocks with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		651,045	359,795
Equity investment with put option
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		5,019,107	3,185,222
Beneficiary certificates
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		14,489,698	13,782,117
Commercial Papers
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,631,502	4,939,927
CMA
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,473,984	3,850,613
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	[1]	3,274,992	3,464,559
Equity securities
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,851,461	3,857,712
Stocks
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		3,732,637	3,739,343
Equity investments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		8,093	38,515
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		110,731	79,854
Exclude other instruments
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		69,323,553	59,017,016
Others
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		71,216,564	61,508,281
Loans at FVTPL
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		1,758,562	2,389,180
Due from banks at fair value
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		30,743	26,116
Gold/silver deposits
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss		₩ 103,706	₩ 75,969

[1]	As of December 31, 2022 and 2023, restricted reserve for claims of customers’ deposits (trusts) are W1,705,724 million and W 1,841,473 million, respectively.